Equity-Based Compensation - Summary of Non-vested Share Transactions (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Nonvested stock at beginning balance	1,407,170	487,292	292,423
Number of shares, Vested	(26,349)	(182,563)	(13,027)
Number of shares, Forfeited	(169,931)	(87,340)	(444,362)
Number of shares, Nonvested stock at ending balance	1,871,640	1,407,170	487,292
Average grant date fair value, Nonvested stock at beginning balance	$ 5.20	$ 14.86	$ 23.42
Average grant date fair value, Vested	6.22	17.07	25.82
Average grant date fair value, Forfeited	8.29	8.57	18.95
Average grant date fair value, Nonvested stock at ending balance	$ 5.00	$ 5.20	$ 14.86
Intrinsic value, Nonvested stock	$ 19,521
Restricted Stock Units [Member] | Director [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Granted	13,495	24,085	13,090
Average grant date fair value, Granted	$ 7.04	$ 5.19	$ 17.19
Restricted Stock Units [Member] | Non Director [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Granted	199,352	130,287	394,489
Average grant date fair value, Granted	$ 7.04	$ 5.25	$ 17.06
Performance Vesting Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Granted	447,903	1,035,409	244,679
Average grant date fair value, Granted	$ 4.70	$ 3.03	$ 8.96